Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31, 2018	December 31, 2017
Electronic equipment	$11,512,111	$9,160,462
Office furniture and equipment	2,272,278	2,205,517
Motor vehicles	694,844	650,842
Construction in progress	344,348	784,317
Computer software	713,021	470,761
Leasehold improvements	2,704,269	1,557,931
Total property and equipment	18,240,871	14,829,830

Accumulated depreciation	(9,950,411)	(8,762,492)

Property and equipment, net	$8,290,460	$6,067,338